Loans (Information By Class Related To Individually Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	$ 479,751	$ 622,852
Unpaid Principal Balance	604,862	793,717
Related Allowance	88,141	115,358
Average Recorded Investment	551,303	593,500	532,200
Interest Income Recognized	6,531	4,000	1,000
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	285,443	455,549
Unpaid Principal Balance	410,554	626,414
Related Allowance	37,187	78,722
Average Recorded Investment	370,496
Interest Income Recognized	2,678
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	194,308	167,303
Unpaid Principal Balance	194,308	167,303
Related Allowance	50,954	36,636
Average Recorded Investment	180,807
Interest Income Recognized	3,853
Impaired Loans With No Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	213,924	237,155
Unpaid Principal Balance	332,701	397,705
Average Recorded Investment	225,540
Interest Income Recognized	2,427
Impaired Loans With Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	71,519	218,394
Unpaid Principal Balance	77,853	228,709
Related Allowance	37,187	78,722
Average Recorded Investment	144,956
Interest Income Recognized	251
Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	194,308	167,303
Unpaid Principal Balance	194,308	167,303
Related Allowance	50,954	36,636
Average Recorded Investment	180,807
Interest Income Recognized	3,853
General C&I [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	78,804	44,459
Unpaid Principal Balance	119,974	65,929
Average Recorded Investment	61,631
Interest Income Recognized	1,099
General C&I [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	16,528	116,275
Unpaid Principal Balance	20,778	117,644
Related Allowance	5,148	34,061
Average Recorded Investment	66,401
Interest Income Recognized	210
TRUPs [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	43,177	25,406
Unpaid Principal Balance	47,000	28,000
Average Recorded Investment	34,292
TRUPs [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	31,616	27,266
Unpaid Principal Balance	33,700	30,000
Related Allowance	23,825	27,266
Average Recorded Investment	29,441
Income CRE [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	67,653	107,888
Unpaid Principal Balance	122,183	176,650
Average Recorded Investment	87,771
Interest Income Recognized	821
Income CRE [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	2,222	34,540
Unpaid Principal Balance	2,222	36,974
Related Allowance	243	8,821
Average Recorded Investment	18,381
Interest Income Recognized	41
Residential CRE [Member] | Impaired Loans With No Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	24,290	59,402
Unpaid Principal Balance	43,544	127,126
Average Recorded Investment	41,846
Interest Income Recognized	507
Residential CRE [Member] | Impaired Loans With Related Allowance Recorded [Member] | Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	21,153	40,313
Unpaid Principal Balance	21,153	44,091
Related Allowance	7,971	8,574
Average Recorded Investment	30,733
HELOC [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	49,919	25,375
Unpaid Principal Balance	49,919	25,375
Related Allowance	21,548	7,161
Average Recorded Investment	37,647
Interest Income Recognized	885
R/E Installment Loans [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	70,208	44,399
Unpaid Principal Balance	70,208	44,399
Related Allowance	23,058	12,530
Average Recorded Investment	57,304
Interest Income Recognized	987
Permanent Mortgage [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	73,064	96,765
Unpaid Principal Balance	73,064	96,765
Related Allowance	6,015	16,679
Average Recorded Investment	84,915
Interest Income Recognized	1,933
OTC, Credit Card, & Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment		764
Unpaid Principal Balance		764
Related Allowance		266
Credit Card & Other [Member] | Impaired Loans With Related Allowance Recorded [Member] | Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	1,117
Unpaid Principal Balance	1,117
Related Allowance	333
Average Recorded Investment	941
Interest Income Recognized	$ 48